File Nos. File No. 333-148652
811-22169

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 4	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT	[X]
OF 1940

Amendment No. 4	[X]

(Check appropriate box or boxes.)

DREYFUS INSTITUTIONAL RESERVES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copy To:
David Stephens, Esq.
Stroock & Stroock & Lavan LLP
80 Maiden Lane
New York, NY 10038

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
-----

X	on May 1, 2010 pursuant to paragraph (b)
-----

60 days after filing pursuant to paragraph (a)(1)
-----
on (DATE) pursuant to paragraph (a)(1)
-----
75 days after filing pursuant to paragraph (a)(2)
-----
on (DATE) pursuant to paragraph (a)(2) of Rule 485
-----

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
-----

Dreyfus Institutional Reserves
Funds

Dreyfus Institutional Reserves Money Fund
Class/Ticker	Agency shares DRGXX
Dreyfus Institutional Reserves Treasury Fund
Class/Ticker	Agency shares DGYXX
Dreyfus Institutional Reserves Treasury Prime Fund
Class/Ticker	Agency shares DANXX

PROSPECTUS May 1, 2010

Contents

Fund Summary
Dreyfus Institutional Reserves Money Fund	1
Dreyfus Institutional Reserves Treasury Fund	4
Dreyfus Institutional Reserves Treasury Prime Fund	7

Fund Details
Goal and Approach	10
Investment Risks	12
Management	15

Shareholder Guide
Buying and Selling Shares	16
Distributions and Taxes	19
Services for Fund Investors	20
Financial Highlights	21

For More Information

See back cover.

Fund Summary

Dreyfus Institutional Reserves Money Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.15
Other expenses*	0.00
Total annual fund operating expenses*	0.29

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.03% and “Total annual fund operating expenses” would have been 0.32%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Agency shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Agency shares prior to September 13, 2008 represent the performance of the predecessor fund’s Agency shares.

Year-by-year total returns as of 12/31 each year (%)

2

Best Quarter (Q3, 2007): 1.30%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)
Agency shares
Since Inception
1 Year	(7/12/06)

0.42%	3.07%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Reserves Treasury Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.15
Other expenses *	0.00
Total annual fund operating expenses*	0.29

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.03% and “Total annual fund operating expenses” would have been 0.32%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$30	$93	$163	$368

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Agency shares from year to year. The table shows the average annual total returns of the fund’s Agency shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Agency shares prior to September 13, 2008 represent the performance of the predecessor fund’s Agency shares.

Year-by-year total returns as of 12/31 each year (%)

Agency shares

Best Quarter (Q1, 2007): 1.23%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)
Agency shares
1 Year	Since Inception
(11/09/06)

0.00%	2.16%

5

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summary

Dreyfus Institutional Reserves Treasury Prime Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.16
Rule 12b-1 fee	0.14
Other expenses*	0.00
Total annual fund operating expenses*	0.30

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.01% and “Total annual fund operating expenses” would have been 0.31%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Agency shares from year to year. The table shows the average annual total returns of the fund’s Agency shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Agency shares prior to September 13, 2008 represent the performance of the predecessor fund’s Agency shares.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q1, 2009): 0.00%. Worst Quarter (Q4,2009): 0.00%.

Average annual total returns
(as of 12/31/09)
Agency shares
Since Inception
1 Year	( 09/13/08 )

0.00%	0.12%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

8

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Dreyfus Institutional Reserves Money Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  municipal securities

  domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Reserves Treasury Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements,

10

collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

Dreyfus Institutional Reserves Treasury Prime Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

11

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

Dreyfus Institutional Reserves Money Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade

12

  actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risk.

  Municipal securities risk. Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Dreyfus Institutional Reserves Treasury Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Institutional Reserves Treasury Prime Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade

13

actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

14

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $290 billion in 190 mutual fund portfolios. For the past fiscal year, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund each paid Dreyfus a management fee at an annual rate of 0.14%, 0.14% and 0.16%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ annual report for the fiscal period ended December 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

15

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Agency shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

As to Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

16

following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

How to Buy Shares

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment is $275,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund: or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

17

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

18

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.  Because everyone’s tax situation is unique, please consult your tax adviser before investing.

19

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Agency shares of a fund, Agency shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Agency shares of a fund, Agency shares of any other fund. An exchange may be requested in writing or by telephone if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

20

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Agency shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Financial highlights information for the fund’s Agency shares for periods prior to September 13, 2008 represents financial highlights information for the respective predecessor fund’s Agency shares. These financial highlights have been audited by the funds’ independent registered public accounting firm Ernst & Young LLP, for the fiscal years ended December 31, 2009 and 2008, and by the predecessor funds’ former independent registered public accounting firm for the prior fiscal periods. The report of Ernst & Young LLP, along with each fund’s financial statements, are included in the annual report, which is available upon request.

		Year Ended December 31,
Dreyfus Institutional Reserves Money Fund
Agency shares	2009	2008	2007	2006	2005 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.0.27	.050	.024	-	b
Distributions:
Dividends from investment income--net	(.004)	(.027)	(.050)	(.024)	-	b
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.42	2.70	5.15	2.43	-	c
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	.30	.30	.29	-	c
Ratio of net expenses to average net assets	.31	.30	.30	.29	-	c
Ratio of net investment income to average net assets	.42	3.31	5.20	5.08	-	c
Net Assets, end of period ($ x 1,000)	42,799	53,413	509,874	59,322	-	d

[a] From November 15, 2005 (commencement of initial offering) to December 31, 2005, initial trading began July 12, 2006.
[b] Amount represents less than $.0005 per shares.
[c] Amount represents less than .01%.
[d] Amount represents less than $1,000.

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Fund
Agency shares	2009	2008	2007	2006	2005 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [b]	.014	.046	.007	-	b
Distributions:
Dividends from investment income--net	- [b]	(.014)	(.046)	(.007)	-	b
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	- [c]	1.44	4.67	.72	-	c
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.32	.30	.30	.30	-	c
Ratio of net expenses to average net assets	.24	.30	.30	.30	-	c
Ratio of net investment income to average net assets	.01	1.57	4.11	4.98	-	c
Net Assets, end of period ($ x 1,000)	6,925	57,195	21,987	1,665	-	d

[a] From November 14, 2005 (commencement of initial offering) to December 31, 2005, initial trading began November 9, 2006.
[b] Amount represents less than $.0005 per shares.
[c] Amount represents less than .01%.
[d] Amount represents less than $1,000.

21

	Year Ended December 31,
Dreyfus Institutional Reserves Treasury Prime Fund
Agency shares	2009	2008	2007		2006[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00		1.00
Investment Operations:
Investment income—net	- [b]	.002	-	b	-	b
Distributions:
Dividends from investment income--net	- [b]	(.002)	-	b	-	b
Net asset value, end of period	1.00	1.00	1.00		1.00
Total Return (%)	- c	.16	-	c	-	c
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	-	c	-	c
Ratio of net expenses to average net assets	.20	.31	-	c	-	c
Ratio of net investment income to average net assets	.01	.50	-	c	-	c
Net Assets, end of period ($ x 1,000)	6	6	-	d	-	d

[a] From November 1, 2006 (commencement of initial offering) to December 31, 2006, initial trading began September 12, 2008.
[b] Amount represents less than $.0005 per share.
[c] Amount represents less than $.01%.
[d] Amount represents less than $1,000.

22

NOTES

23

NOTES

24

NOTES

25

For More Information

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

IRF-P0510AGY

Dreyfus Institutional Reserves
Funds

Dreyfus Institutional Reserves Money Fund
Class/Ticker	Classic shares DLSXX
Dreyfus Institutional Reserves Treasury Fund
Class/Ticker	Classic shares DSSXX

PROSPECTUS May 1, 2010

Contents

Fund Summary
Dreyfus Institutional Reserves Money Fund	1
Dreyfus Institutional Reserves Treasury Fund	4

Fund Details
Goal and Approach	7
Investment Risks	8
Management	10

Shareholder Guide
Buying and Selling Shares	11
Distributions and Taxes	14
Services for Fund Investors	15
Financial Highlights	16

For More Information

See back cover.

Fund Summary

Dreyfus Institutional Reserves Money Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.55
Other expenses*	0.00
Total annual fund operating expenses*	0.69

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.03% and “Total annual fund operating expenses” would have been 0.72%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Classic shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Classic shares prior to September 13, 2008 represent the performance of the predecessor fund’s Classic shares.

2

Year-by-year total returns as of 12/31 each year (%)

Classic Shares

Best Quarter (Q3, 2000): 1.49%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
	(as of 12/31/09)
	Classic shares
1 Year	5 Years	10 Years

0.18%	2.84%	2.58%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Reserves Treasury Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.55
Other expenses*	0.00
Total annual fund operating expenses*	0.69

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.02% and “Total annual fund operating expenses” would have been 0.71%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$70	$221	$384	$859

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Classic shares from year to year. The table shows the average annual total returns of the fund’s Classic shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund's Classic shares prior to September 13, 2008 represent the performance of the predecessor fund's Classic shares.

Year-by-year total returns as of 12/31 each year (%)

Classic shares

Best Quarter (Q3, 2000): 1.45%. Worst Quarter (Q4,2009): 0.00%.

5

Average annual total returns
	(as of 12/31/09)
	Classic shares
1 Year	5 Years	10 Years

0.00%	2.40%	2.29%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Classic shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment.. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main difference between the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Dreyfus Institutional Reserves Money Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  municipal securities

  domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Reserves Treasury Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

7

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

Dreyfus Institutional Reserves Money Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

8

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risk.

  Municipal securities risk. Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Dreyfus Institutional Reserves Treasury Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $290 billion in 190 mutual fund portfolios. For the past fiscal year, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund each paid Dreyfus a management fee at an annual rate of 0.14% of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ annual report for the fiscal period ended December 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

10

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Classic shares also are offered to investors who received Classic shares of a predecessor fund in connection with the reorganization of such fund. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Classic shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Investors who received Classic shares of a fund in exchange for Classic shares of a predecessor fund in connection with the reorganization of such fund may use procedures other than those described in this prospectus to purchase and sell fund shares and are offered additional shareholder privileges, which are described in the funds’ Statement of Additional Information. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

As to each fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

11

For all funds, all times are Eastern time.

How to Buy Shares

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment is $275,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

12

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

13

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

14

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Classic shares of a fund, Classic shares of the other fund or shares of certain funds in the Dreyfus Family of Funds. An exchange may be requested in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Classic shares of a fund, in Classic shares of the other fund, or in shares of certain funds in the Dreyfus Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege, although you may be charged a sales load when exchanging into any fund that has one.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Classic shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Financial highlights information for the fund’s Classic shares for periods prior to September 13, 2008 represents financial highlights information for the respective predecessor fund’s Classic shares. These financial highlights have been audited by the funds’ independent registered public accounting firm, Ernst & Young LLP, for the fiscal years ended December 31, 2009 and 2008, and by the predecessor funds’ former independent registered public accounting firm for the prior fiscal periods. The report of Ernst & Young LLP, along with each fund’s financial statements, are included in the annual report, which is available upon request.

		Year Ended December 31,
Dreyfus Institutional Reserves Money Fund	2009	2008	2007	2006	2005
Classic shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.023	.046	.044	.026
Distributions:
Dividends from investment income--net	(.002)	(.023)	(.046)	(.044)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18	2.30	4.73	4.48	2.57
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	.70	.70	.69	.70
Ratio of net expenses to average net assets	.57	.70	.70	.69	.70
Ratio of net investment income to average net assets	.18	2.34	4.63	4.41	2.59
Net Assets, end of period ($ x 1,000)	537,810	694,590	1,078,224	1,453,589	1,163,077

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Fund	2009	2008	2007	2006	2005
Classic shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [a]	.011	.042	.042	.024
Distributions:
Dividends from investment income--net	- [a]	(.011)	(.042)	(.042)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	- [b]	1.11	4.26	4.30	2.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71	.70	.70	.70	.71
Ratio of net expenses to average net assets	.22	.63	.70	.70	.71
Ratio of net investment income to average net assets	- [b]	1.06	4.15	4.25	2.41
Net Assets, end of period ($ x 1,000)	337, 261	509,762	442,131	471,111	356,438

[a] Amount represents less than $.0005 per share.
[b] Amounts represents less than .01%

16

NOTES

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For More Information

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Treasury Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

IRF-P0510CLS

Dreyfus Institutional Reserves
Funds

Dreyfus Institutional Reserves Money Fund
Class/Ticker	Hamilton shares DSHXX
Dreyfus Institutional Reserves Treasury Fund
Class/Ticker	Hamilton shares DHLXX
Dreyfus Institutional Reserves Treasury Prime Fund
Class/Ticker	Hamilton shares DHMXX

PROSPECTUS May 1, 2010

Hamilton Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

Fund Summary
Dreyfus Institutional Reserves Money Fund	1
Dreyfus Institutional Reserves Treasury Prime Fund	4
Dreyfus Institutional Reserves Treasury Prime Fund	7

Fund Details
Goal and Approach	10
Investment Risks	12
Management	15

Shareholder Guide
Buying and Selling Shares	16
Distributions and Taxes	19
Services for Fund Investors	20
Financial Highlights	21

For More Information

See back cover.

Fund Summary

Dreyfus Institutional Reserves Money Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of fund expenses, except management fees, Rules 12b-1 fees, and certain other expenses, including the fees and expenses of the independent board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.05
Other expenses	0.00
Total annual fund operating expenses*	0.19

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.02% and “Total annual fund operating expenses” would have been 0.21%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Hamilton shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Hamilton shares prior to September 13, 2008 represent the performance of the predecessor fund’s Hamilton shares.

Year-by-year total returns as of 12/31 each year (%)

Hamilton Shares

Best Quarter (Q3, 2000): 1.62%. Worst Quarter (Q4, 2009): 0.03%.

Average annual total returns
	(as of 12/31/09)
	Hamilton shares
1 Year	5 Years	10 Years

0.51%	3.32%	3.07%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Institutional Reserves Treasury Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.05
Other expenses	0.00
Total annual fund operating expenses*	0.19

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.01% and “Total annual fund operating expenses” would have been 0.20%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$19	$61	$107	$243

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Hamilton shares from year to year. The table shows the average annual total returns of the fund’s Hamilton shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Hamilton shares prior to September 13, 2008 represent the performance of the predecessor fund’s Hamilton shares.

Year-by-year total returns as of 12/31 each year (%)

Hamilton shares

Best Quarter (Q3, 2000): 1.58%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
	(as of 12/31/09)
	Hamilton shares
1 Year	5 Years	10 Years

0.03%	2.80%	2.74%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Institutional Reserves Treasury Prime Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.16
Rule 12b-1 fee	0.04
Other expenses*	0.00
Total annual fund operating expenses*	0.20

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.01% and “Total annual fund operating expenses” would have been 0.21%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$20	$64	$113	$255

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Hamilton shares from year to year. The table shows the average annual total returns of the fund’s Hamilton shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Hamilton shares prior to September 13, 2008 represent the performance of the predecessor fund’s Hamilton shares.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q1, 2008): 0.59%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)
Hamilton shares
1 Year	Since Inception
(3/30/07)

0.01%	1.68%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Hamilton shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Dreyfus Institutional Reserves Money Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  municipal securities

  domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Reserves Treasury Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

Dreyfus Institutional Reserves Treasury Prime Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

Dreyfus Institutional Reserves Money Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risk.

  Municipal securities risk. Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Dreyfus Institutional Reserves Treasury Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Institutional Reserves Treasury Prime Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $290 billion in 190 mutual fund portfolios. For the past fiscal year, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund each paid Dreyfus a management fee at an annual rate of 0.14%, 0.14% and 0.16%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ annual report for the fiscal period ended December 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Hamilton shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

As to Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

How to Buy Shares

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment is $275,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund: or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Hamilton shares of a fund, Hamilton shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Hamilton shares of a fund, Hamilton shares of any other fund. An exchange may be requested in writing or by telephone if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Hamilton shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Financial highlights information for the fund’s Hamilton shares for periods prior to September 13, 2008 represents financial highlights information for the respective predecessor fund’s Hamilton shares. These financial highlights have been audited by the funds’ independent registered public accounting firm, Ernst & Young LLP, for the fiscal years ended December 31, 2009 and 2008, and by the predecessor funds’ former independent registered public accounting firm for the prior fiscal periods, as applicable. The report of Ernst & Young LLP, along with each fund’s financial statements, are included in the annual report, which is available upon request.

		Year Ended December 31,
Dreyfus Institutional Reserves Money Fund
Hamilton shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.028	.051	.048	.031
Distributions:
Dividends from investment income--net	(.005)	(.028)	(.051)	(.048)	(.031)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.51	2.81	5.25	5.00	3.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.20	.20	.19	.20
Ratio of net expenses to average net assets	.21	.20	.20	.19	.20
Ratio of net investment income to average net assets	.50	2.87	5.13	4.89	3.11
Net Assets, end of period ($ x 1,000)	5,501,158	4,038,235	4,545,664	5,102,680	4,813,508

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Fund	2009	2008	2007	2006	2005
Hamilton shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [a]	.015	.047	.047	.029
Distributions:
Dividends from investment income--net	- [a]	(.015)	(.047)	(.047)	(.029)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.54	4.78	4.82	2.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.20	.20	.20	.21
Ratio of net expenses to average net assets	.19	.20	.20	.20	.21
Ratio of net investment income to average net assets	.03	1.57	4.49	4.78	2.88
Net Assets, end of period ($ x 1,000)	663,017	745,179	1,304,610	712,614	474,418
a Amount represents less than $.0005 per share.

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Prime Fund	2009	2008	2007	2006[a]
Hamilton shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [b]	.014	.033	-	[b]
Distributions:
Dividends from investment income--net	- [b]	(.014)	(.033)	-	[b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.01	1.37	3.29	-	c
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.25	.35	-	[c]
Ratio of net expenses to average net assets	.17	.21	.20	-	c
Ratio of net investment income to average net assets	.02	1.03	3.80	-	c
Net Assets, end of period ($ x 1,000)	11,462	36,992	13,806	-	d

[a] From November 1, 2006 (commencement of initial offering) to December 31, 2006.
[b] Amount represents less than $.0005 per share.
[c] Amount represents less than .01%.
[d] Amount represents less than $1,000.

NOTES

NOTES

NOTES

For More Information

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

IRF-P0510HAM

Dreyfus Institutional Reserves
Funds

Dreyfus Institutional Reserves Money Fund
Class/Ticker	Institutional shares DSVXX
Dreyfus Institutional Reserves Treasury Fund
Class/Ticker	Institutional shares DNSXX
Dreyfus Institutional Reserves Treasury Prime Fund
Class/Ticker	Institutional shares DUPXX

PROSPECTUS May 1, 2010

Contents

Fund Summary
Dreyfus Institutional Reserves Money Fund	1
Dreyfus Institutional Reserves Treasury Fund	4
Dreyfus Institutional Reserves Treasury Prime Fund	7

Fund Details
Goal and Approach	10
Investment Risks	12
Management	14

Shareholder Guide
Buying and Selling Shares	15
Distributions and Taxes	18
Services for Fund Investors	19
Financial Highlights	20

For More Information

See back cover.

Fund Summary

Dreyfus Institutional Reserves Money Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Other expenses*	0.00
Total annual fund operating expenses*	0.14

*Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.03% and “Total annual fund operating expenses” would have been 0.17%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Institutional shares prior to September 13, 2008 represent the performance of the predecessor fund’s Institutional shares.

2

Year-by-year total returns as of 12/31 each year (%)

Institutional Shares

Best Quarter (Q3, 2007): 1.34%. Worst Quarter (Q4,2009): 0.04%.

Average annual total returns
(as of 12/31/09)
Institutional shares
Since Inception
1 Year	(11/17/05)

0.57%	3.45%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Reserves Treasury Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Other expenses*	0.00
Total annual fund operating expenses*	0.14

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.01% and “Total annual fund operating expenses” would have been 0.15%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14	$45	$79	$179

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund's Institutional shares prior to September 13, 2008 represent the performance of the predecessor fund's Institutional shares.

Year-by-year total returns as of 12/31 each year (%)\

Institutional shares

Best Quarter (Q4, 2006): 1.30%. Worst Quarter (Q4, 2009): 0.01%.

5

Average annual total returns
(as of 12/31/09)
Institutional shares
Since Inception
1 Year	(11/17/05)

0.06%	2.85%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summary

Dreyfus Institutional Reserves Treasury Prime Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.16
Other expenses	0.00
Total annual fund operating expenses	0.16

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses” would have been 0.01% and “Total annual fund operating expenses” would have been 0.17%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

7

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional shares from year to year. The table shows the average annual total returns of the fund’s Institutional shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund's Institutional shares prior to September 13, 2008 represent the performance of the predecessor fund's Institutional shares.

Year-by-year total returns as of 12/31 each year (%)

Institutional shares

Best Quarter (Q1, 2007): 1.30%. Worst Quarter (Q4, 2009): 0.01%.

Average annual total returns
(as of 12/31/09)
Institutional shares
1 Year	Since Inception
(11/01/06)

0.03%	2.14%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Institutional shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

8

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Dreyfus Institutional Reserves Money Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  municipal securities

  domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Reserves Treasury Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

10

Dreyfus Institutional Reserves Treasury Prime Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

11

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

Dreyfus Institutional Reserves Money Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

12

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risk.

  Municipal securities risk. Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Dreyfus Institutional Reserves Treasury Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Institutional Reserves Treasury Prime Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

13

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $290 billion in 190 mutual fund portfolios. For the past fiscal year, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund each paid Dreyfus a management fee at an annual rate of 0.14%, 0.14% and 0.16%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ annual report for the fiscal period ended December 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

14

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

As to Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

15

following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

How to Buy Shares

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Divison representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Divison by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial is $275,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund: or (b) the investor has, in the opinion of Dreyfus Cash Investment Services Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Divison representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

16

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Divison before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

17

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

18

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional shares of a fund, Institutional shares of any other fund. An exchange can be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Institutional shares of a fund, Institutional shares of any other fund. An exchange can be requested in writing or by telephone if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

19

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Institutional shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Financial highlights information for the fund’s Institutional shares for periods prior to September 13, 2008 represents financial highlights information for the respective predecessor fund’s Institutional shares. These financial highlights have been audited by the funds’ independent registered public accounting firm, Ernst & Young LLP, for the fiscal years ended December 31, 2009 and 2008, and by the predecessor funds’ former independent registered public accounting firm for the prior fiscal periods. The report of Ernst & Young LLP, along with each fund’s financial statements, are included in the annual report, which is available upon request.

		Year Ended December 31,
Dreyfus Institutional Reserves Money Fund
Institutional shares	2009	2008	2007	2006	2005 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.006	.028	.052	.049	.005
Distributions:
Dividends from investment income--net	(.006)	(.028)	(.052)	(.049)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.57	2.86	5.30	5.05	.50[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17	.15	.15	.14	.14[c]
Ratio of net expenses to average net assets	.17	.15	.15	.14	.14[c]
Ratio of net investment income to average net assets	.61	2.84	5.14	5.09	4.08[c]
Net Assets, end of period ($ x 1,000)	2,451,271	3,513,565	3,500,461	531,689	47,288

[a] From November 1, 2005 (commencement of initial offering) to December 31, 2005.
[b] Not annualized.
[c] Annualized.

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Fund
Institutional shares	2009	2008	2007	2006	2005[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.016	.047	.048	.005
Distributions:
Dividends from investment income--net	(.001)	(.016)	(.047)	(.048)	(.005)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	1.59	4.83	4.87	.50[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.15	.16	.15	.15	.16[c]
Ratio of net expenses to average net assets	.15	.16	.15	.15	.16[c]
Ratio of net investment income to average net assets	.06	1.60	4.58	4.79	3.85[c]
Net Assets, end of period ($ x 1,000)	504,846	217,234	369,397	31,683	13,999

[a] From November 14, 2005 (commencement of initial offering) to December 31, 2005.
[b] Not annualized.
[c] Annualized.

20

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Prime Fund
Institutional shares	2009	2008	2007	2006 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [b]	.014	.045	.008
Distributions:
Dividends from investment income--net	- [b]	(.014)	(.045)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	.03	1.41	4.55	.82[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17	.19	.34	.67[d]
Ratio of net expenses to average net assets	.16	.17	.16	. 16[d]
Ratio of net investment income to average net assets	.04	.85	4.36	4.91[d]
Net Assets, end of period ($ x 1,000)	556,723	866,681	77,674	50,203

[a] From November 1, 2006 (commencement of initial offering) to December 31, 2006.
[b] Amount represents less than $.0005 per share.
[c] Not annualized.
[d] Annualized.

21

For More Information

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

IRF-P0510IST

Dreyfus Institutional Reserves
Funds

Dreyfus Institutional Reserves Money Fund
Class/Ticker	Premier shares DERXX
Dreyfus Institutional Reserves Treasury Fund
Class/Ticker	Premier shares DRRXX
Dreyfus Institutional Reserves Treasury Prime Fund
Class/Ticker	Premier shares DMEXX

PROSPECTUS May 1, 2010

Premier Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

Fund Summary
Dreyfus Institutional Reserves Money Fund	1
Dreyfus Institutional Reserves Treasury Fund	4
Dreyfus Institutional Reserves Treasury Prime Fund	7

Fund Details
Goal and Approach	10
Investment Risks	12
Management	14

Shareholder Guide
Buying and Selling Shares	15
Distributions and Taxes	18
Services for Fund Investors	19
Financial Highlights	20

For More Information

See back cover.

Fund Summary

Dreyfus Institutional Reserves Money Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

The Dreyfus Corporation (Dreyfus) has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.30
Other expenses (including shareholder services fees)	0.00
Total annual fund operating expenses*	0.44

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.03% and “Total annual fund operating expenses” would have been 0.46%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of the ne assets in domestic or dollar-denominated foreign back obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risk generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payments of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Premier shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Premier shares prior to September 13, 2008 represent the performance of the predecessor fund’s Premier shares.

2

Year-by-year total returns as of 12/31 each year (%)

Premier Shares

Best Quarter (Q3, 2000): 1.56%. Worst Quarter (Q4, 2009): 0.00%.

Average annual total returns
(as of 12/31/09)
Premier shares

1 Year	5 Years	10 Years

0.31%	3.07%	2.82%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Reserves Treasury Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.14
Rule 12b-1 fee	0.30
Other expenses	0.00
Total annual fund operating expenses*	0.44

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury
Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, “Other expenses”
would have been 0.02% and “Total annual fund operating expenses” would have been 0.46%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$45	$141	$246	$555

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Premier shares shares from year to year. The table shows the average annual total returns of the fund’s Premier shares shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Premier shares prior to September 13, 2008 represent the performance of the predecessor fund’s Premier shares.

Year-by-year total returns as of 12/31 each year (%)

Premier shares

Best Quarter (Q3, 2000): 1.51%. Worst Quarter (Q4, 2009): 0.00%.

5

Average annual total returns
	(as of 12/31/09)
	Premier shares
1 Year	5 Years	10 Years

0.00%	2.59%	2.51%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Summary

Dreyfus Institutional Reserves Treasury Prime Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Dreyfus has agreed to pay all of the fund expenses, except management fees, Rule 12b-1 fees, and certain other expenses, including the fees and expenses of the non-interested Board members and their counsel.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees	0.16
Rule 12b-1 fee	0.29
Other expenses (including shareholder services fees)	0.00
Total annual fund operating expenses*	0.45

* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.01% and “Total annual fund operating expenses” would have been 0.46%. These fees would have reflected the fund’s participation in the Program for the period from December 19, 2008 through April 30, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

7

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Premier shares shares from year to year. The table shows the average annual total returns of the fund’s Premier shares shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund’s Premier shares prior to September 13, 2008 represent the performance of the predecessor fund’s Premier shares.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q1, 2007): 1.14%. Worst Quarter (Q4, 2009): 0.00%.

8

Average annual total returns
(as of 12/31/09)
Premier shares
1 Year	Since Inception
(12/29/06)

0.00%	1.78%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

In general, the fund’s minimum initial investment is $275,000,000 and there is no minimum subsequent investment. You may sell your shares on any business day by calling 1-800-346-3621 or by visiting www.dreyfus.com.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of each other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider three investment choices in one document.

Each fund seeks to maintain a stable share price of $1.00 (although it cannot guarantee that it will always do so) and is designed to offer current investment income and high liquidity.

The main difference among the funds are the securities in which they invest. Dreyfus Institutional Reserves Money Fund invests in a range of high quality money market instruments. Dreyfus Institutional Reserves Treasury Fund invests only in U.S. Treasury securities and repurchase agreements collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government. Dreyfus Institutional Reserves Treasury Prime Fund invests only in U.S. Treasury securities. Each fund is required to maintain an average dollar-weighted portfolio maturity of 90 days or less and buy individual securities that have remaining maturities of 13 months or less.

Dreyfus Institutional Reserves Money Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  municipal securities

  domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Generally, the fund is required to invest at least 95% of its assets in the securities of issuers with the highest credit rating or the unrated equivalent as determined by Dreyfus, with the remainder invested in securities with the second-highest credit rating. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Reserves Treasury Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

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Dreyfus Institutional Reserves Treasury Prime Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government.

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INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

Dreyfus Institutional Reserves Money Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

In addition to the principal risks described above, the fund is subject to the following additional risk.

  Municipal securities risk. Investments in municipal securities may be affected by a variety of factors in the cities, states and regions in which the fund invests, as well as the municipal market as a whole. Special factors, such as legislative changes and local and business developments, may adversely affect the yield and/or market value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Dreyfus Institutional Reserves Treasury Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Dreyfus Institutional Reserves Treasury Prime Fund

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

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MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $290 billion in 190 mutual fund portfolios. For the past fiscal year, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund each paid Dreyfus a management fee at an annual rate of 0.14%, 0.14% and 0.16%, respectively, of the value of such fund’s average daily net assets. A discussion regarding the basis for the board’s approving the funds’ management agreement with Dreyfus is available in the funds’ annual report for the fiscal period ended December 31, 2009. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.3 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with a fund for all purposes. In certain cases, a fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with a fund’s transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Premier shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class of shares is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m., on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Institutional Reserves Money Fund only, is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

As to Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day

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following the date the order became effective. Orders effected between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility (and otherwise in proper form), will become effective on the following business day.

For all funds, all times are Eastern time.

How to Buy Shares

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment is $275,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any fund: or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $275,000,000 among the funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. If, for one of these reasons, the processing of redemptions and the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

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General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

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DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.  Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Premier shares of a fund, Premier shares of any other fund. An exchange may be requested in writing or by telephone. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for Premier shares of a fund, Premier shares of any other fund. An exchange may be requested in writing or by telephone if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

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FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Premier shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. Financial highlights information for the fund’s Premier shares for periods prior to September 13, 2008 represents financial highlights information for the respective predecessor fund’s Premier shares. These financial highlights have been audited by the funds’ independent registered public accounting firm, Ernst & Young LLP, for the fiscal year ended December 31, 2009 and 2008, and by the predecessor funds’ former independent registered public accounting firm for the prior fiscal periods, as applicable. The report of Ernst & Young LLP, along with each fund’s financial statements, are included in the annual report, which is available upon request.

		Year Ended December 31,
Dreyfus Institutional Reserves Money Fund	2009	2008	2007	2006	2005
Premier shares
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.025	.049	.046	.028
Distributions:
Dividends from investment income--net	(.003)	(.025)	(.049)	(.046)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.31	2.55	4.99	4.74	2.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.47	.45	.44	.44	.45
Ratio of net expenses to average net assets	.44	.45	.44	.44	.45
Ratio of net investment income to average net assets	.36	2.60	4.89	4.68	2.79
Net Assets, end of period ($ x 1,000)	828,469	1,797,040	2,396,847	3,080,742	2,052,334

		Year Ended December 31,
Dreyfus Institutional Reserves Treasury Fund
Premier shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [a]	.013	.044	.045	.026
Distributions:
Dividends from investment income--net	- [a]	(.013)	(.044)	(.045)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	- [b]	1.30	4.52	4.56	2.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.45	.45	.45	.46
Ratio of net expenses to average net assets	.22	.44	.45	.45	.46
Ratio of net investment income to average net assets	- [b]	1.35	4.41	4.45	2.64
Net Assets, end of period ($ x 1,000)	1,181,422	1,688,060	2,134,582	1,729,522	1,723,171
[a] Amount represent less than $.0005 per share.
[b] Amount represents less than .01%.

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	Year Ended December 31,
Dreyfus Institutional Reserves Treasury Prime Fund
Premier shares	2009	2008	2007	2006 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	- [b]	.011	.041	- [b]
Distributions:
Dividends from investment income--net	- [b]	(.011)	(.041)	- [b]
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	- [c]	1.11	4.25	.04[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.50	.62	.98[e]
Ratio of net expenses to average net assets	.18	.46	.45	.45[e]
Ratio of net investment income to average net assets	- [c]	.88	3.66	4.50[e]
Net Assets, end of period ($ x 1,000)		371,388	102,368	291
	290,749

[a] From November 1, 2006 (commencement of initial offering) to December 31, 2006.
[b] Amount represents less than $.0005 per share.
[c] Amount represents less than .01%.
[d] Amount represents less than $.0005 per share.
[e] Not annualized.

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For More Information

Dreyfus Institutional Reserves Money Fund
Dreyfus Institutional Reserves Treasury Fund
Dreyfus Institutional Reserves Treasury Prime Fund
Each a series of Dreyfus Institutional Reserves Funds
SEC file number: 811-22169

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:
Dreyfus Investments Division
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information or literature.

On the Internet Certain fund documents can be viewed online or downloaded from:

SEC http://www.sec.gov

Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

IRF-P0510PRE

DREYFUS INSTITUTIONAL RESERVES FUNDS

DREYFUS INSTITUTIONAL RESERVES MONEY FUND
Class/Ticker: Institutional Shares/DSVXX, Hamilton Shares/DSHXX, Agency Shares/DRGXX, Classic
Shares/ DLSXX, Premier Shares/ DERXX

DREYFUS INSTITUTIONAL RESERVES TREASURY FUND
Class/Ticker: Institutional Shares/DNSXX, Hamilton Shares/DHLXX, Agency Shares/DGYXX, Classic
Shares/ DSSXX, Premier Shares/ DRRXX

DREYFUS INSTITUTIONAL RESERVES TREASURY PRIME FUND
Class/Ticker: Institutional Shares/DUPXX, Hamilton Shares/DHMXX, Agency Shares/DANXX, Premier
Shares/ DMEXX

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2010

     This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current Prospectus dated May 1, 2010 for each class of shares of each Fund listed above (each, a "Fund"), each a separate series of Dreyfus Institutional Reserves Funds (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call one of the following numbers:

Outside New York State -- Call Toll Free 1-800-346-3621 In New York State -- Call 1-718-895-1650

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 (1-800-645-6561 for Classic Shares) to obtain a copy of a Fund Prospectus.

     The most recent Annual Report to Shareholders for each Fund is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Massachusetts business trust that commenced operations on September 12, 2008. Each Fund is a separate series of the Company, an open-end management investment company, known as a money market mutual fund. Prior to each Fund commencing operations, each Fund participated in a tax-free reorganization with a corresponding series (each, a “Predecessor Fund”) of The BNY Hamilton Funds, Inc. Each Fund is a diversified fund, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser.

MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

Certain Portfolio Securities

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     U.S. Treasury Securities. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

     U.S. Government Securities. (Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund) Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Bank Obligations. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

     CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

     TDs are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.

     Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     The Fund may invest in TDs and CDs issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic and foreign branches of foreign banks. The Fund is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than an amount that would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund generally, among other things, are required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than $1 billion in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.

     Obligations of foreign branches and foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

     Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

     In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

     In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches or foreign subsidiaries of domestic banks, or by foreign branches or domestic branches of foreign banks, the Manager carefully evaluates such investments on a case-by-case basis.

     Commercial Paper. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase commercial paper consisting of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations issued by domestic and foreign entities. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar-denominated short-term bonds and notes (including variable amount master demand notes).

     Floating and Variable Rate Obligations. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

     Asset-Backed Securities. (Dreyfus Institutional Reserves Money Fund only) The Fund may purchase asset-backed securities, which are securities issued by special purpose entities whose primary assets consist of a pool of mortgages, loans, receivables or other assets. Payment of principal and interest may depend largely on the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other forms of credit or liquidity enhancements. The value of these asset-backed securities also may be affected by the creditworthiness of the servicing agent for the pool of assets, the originator of the loans or receivables or the financial institution providing the credit support.

     Repurchase Agreements. (Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund) Each of these Funds may enter into repurchase agreements. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price. The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. The Fund's custodian or sub-custodian engaged in connection with tri-party repurchase agreement transactions will have custody of, and will segregate, securities acquired by such Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will engage only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements are considered by the staff of the Securities and Exchange Commission ("SEC") to be loans by the Fund that enters into them. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. Each of these Funds may engage in repurchase agreement transactions that are collateralized, to the extent described in its Prospectus, by U.S. Government securities (which are deemed to be "collateralized fully" pursuant to the 1940 Act) or, with respect to Dreyfus Institutional Reserves Money Fund only, collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral"). Transactions that are collateralized fully enable the Fund to look to the collateral for diversification purposes under the 1940 Act. Conversely, transactions secured with credit collateral require the Fund to look to the counterparty to the repurchase agreement for determining diversification. Because credit collateral is subject to certain credit and liquidity risks that U.S. Government securities are not subject to, the amount of collateral posted in excess of the principal value of the repurchase agreement is expected to be higher in the case of repurchase agreements secured with credit collateral compared to repurchase agreements secured with U.S. Government securities. Fixed income securities rated Baa/BBB or higher by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch") are known as investment grade bonds. Investment grade and below investment grade bonds involve degrees of credit risks, which relate to the likelihood that the bond issuer will pay interest and repay principal on a timely basis. Fixed income securities rated Ba/BB or lower by Moody's, S&P and Fitch are regarded as below investment grade (i.e., "junk" bonds) and are considered speculative in terms of the issuer's creditworthiness. Up to 20% of the value of Dreyfus Institutional Reserves Treasury Fund's net assets may consist of repurchase agreements collateralized by U.S. Government securities other than U.S. Treasury securities. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Fund will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price.

     Foreign Government Obligations; Securities of Supranational Entities. (Dreyfus Institutional Reserves Money Fund only) The Fund may invest in U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Manager to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank of Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     Municipal Obligations. (Dreyfus Institutional Reserves Money Fund only) Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, generally to obtain funds for various public purposes and include certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Industrial development bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal obligations bear fixed, floating or variable rates of interest.

     While, in general, municipal obligations are tax exempt securities having relatively low yields as compared to taxable, non-municipal obligations of similar quality, certain municipal obligations are taxable obligations, offering yields comparable to, and in some cases greater than, the yields available on other permissible Fund investments. Dividends received by shareholders on Fund shares which are attributable to interest income received by the Fund from municipal obligations generally will be subject to Federal income tax. The Fund may invest in municipal obligations, the ratings of which correspond with the ratings of other permissible Fund investments. The Fund currently intends to invest no more than 25% of its assets in municipal obligations. However, this percentage may be varied from time to time without shareholder approval.

     Illiquid Securities. (Dreyfus Institutional Reserves Money Fund) The Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

     Borrowing Money. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While such borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments. In addition, Dreyfus Institutional Reserves Money Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

     Reverse Repurchase Agreements. (Dreyfus Institutional Reserves Money Fund) The Fund may enter into reverse repurchase agreements with banks, brokers or dealers. Reverse repurchase agreements involve the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. The Fund will use the proceeds of reverse repurchase agreements only to make investments which generally either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. At an agreed upon future date, the Fund repurchases the security, at principal, plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Company's Board has considered the risks to the Fund and its shareholders which may result from the entry into reverse repurchase agreements and has determined that the entry into such agreements is consistent with the Fund's investment objective and management policies. The Fund will segregate permissible liquid assets equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the SEC.

     Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash or, as to Dreyfus Institutional Reserves Money Fund, cash equivalents or other high quality liquid debt securities, or U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by The Bank of New York Mellon, an affiliate of Dreyfus, as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to high quality short term instruments of the type in which the Fund may invest or, except for Dreyfus Institutional Reserves Treasury Prime Fund, repurchase agreements.

     Forward Commitments. (All Funds) Each of these Funds may purchase portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place in the future after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the purchase commitment.

     Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

     Interfund Borrowing and Lending Program (All Funds). Pursuant to an exemptive order issued by the SEC, each Fund may lend money to, and/or borrow money from, certain other funds advised by Dreyfus or its affiliates. All interfund loans and borrowings must comply with the conditions set forth in the exemptive order, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund’s participation in the Program must be consistent with its investment policies and limitations. The Funds will borrow through the Program only when the costs are equal to or lower than the costs of bank loans, and will lend through the Program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings are normally expected to extend overnight, but can have a maximum duration of seven days. Loans may be called on one day’s notice. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Certain Investment Considerations and Risks

     General. Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Funds since the Funds usually do not pay brokerage commissions when purchasing short-term obligations. The value of the portfolio securities held by a Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     Bank Securities. (Dreyfus Institutional Reserves Money Fund only) To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

     Foreign Securities. (Dreyfus Institutional Reserves Money Fund only) The Fund may invest in securities issued by foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers, and foreign government obligations. Accordingly, the Fund may be subject to additional investment risks with respect to those securities that are different in some respects from those incurred by a money market fund which invests only in debt obligations of U.S. domestic issuers, although such obligations may be higher yielding when compared to the securities of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of foreign withholding taxes on interest income payable on the securities, establishment of exchange controls or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Simultaneous Investments. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, the Manager will ordinarily seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company and available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

Investment Restrictions

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. In addition, the Funds have adopted certain investment restrictions as fundamental policies and certain other investment restrictions as non-fundamental policies, as described below.

     Dreyfus Institutional Reserves Money Fund. Dreyfus Institutional Reserves Money Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Money Fund may not:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued by banks or issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5. Invest in physical commodities or physical commodities contracts.

     6. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

     7. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

     10. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11. Sell securities short.

12. Invest in companies for the purpose of exercising control.

     13. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Institutional Reserves Treasury Fund. Under normal circumstances, Dreyfus Institutional Reserves Treasury Fund invests solely in U.S. Treasury securities backed by the full faith and credit of the U.S. Government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Institutional Reserves Treasury Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Treasury Fund may not:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5. Invest in physical commodities or physical commodities contracts.

     6. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs.

     7. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

     10. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11. Sell securities short.

12. Invest in companies for the purpose of exercising control.

13. Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     Dreyfus Institutional Reserves Treasury Prime Fund. Under normal circumstances, Dreyfus Institutional Reserves Treasury Prime Fund invests solely in U.S. Treasury securities backed by the full faith and credit of the U.S. Government. The Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest its assets. In addition, Dreyfus Institutional Reserves Treasury Prime Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 and 15 are not fundamental policies and may be changed by vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, Dreyfus Institutional Reserves Treasury Prime Fund may not:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

     4. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

5.	Invest in physical commodities or physical commodities contracts.
6.	Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs.

     7. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies.

     10. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities.

11.	Sell securities short.
12.	Invest in companies for the purpose of exercising control.
13.	Invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with collateral and initial or variation margin arrangements with respect to permitted transactions.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

* * * *

     All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction. With respect to each Fund's Investment Restriction No. 4, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

Board of the Company

     Board's Oversight Role in Management. The Board's role in management of each Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Funds, primarily the Manager and its affiliates, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the Company's and the Manager's Chief Compliance Officer and portfolio management personnel. The Board's audit committee (which consists of all Board members) meets during its scheduled meetings, and between meetings the audit committee chair maintains contact, with each Fund's independent registered public accounting firm and the Company's Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Funds. In addition, the Manager and other service providers to the Funds have adopted a variety of policies, procedures and controls designed to address particular risks to the Funds. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to each Fund. The Board also receives reports from counsel to the Manager and the Board's own independent legal counsel regarding regulatory compliance and governance matters. The Board's oversight role does not make the Board a guarantor of each Fund's investments or activities.

     Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Company's Board members not be "interested persons" (as defined in the 1940 Act) of the Company and as such are not affiliated with the Manager ("Independent Board members"). To rely on certain exemptive rules under the 1940 Act, a majority of the Company's Board members must be Independent Board members, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Board members. Currently, all of the Fund's Board members, including the Chairman of the Board, are Independent Board members, although the Board could in the future determine to add Board members who are not Independent Board members. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager and its affiliates provide to the Funds and potential conflicts of interest that could arise from these relationships.

     Information About Each Board Member's Experience, Qualifications, Attributes or Skills. Board members of the Company, together with information as to their positions with the Compan, principal occupations and other board memberships for the past five years, are shown below.

Name (Age)	Principal Occupation	Other Public Company Board Memberships
Position with Company (Since)	During Past 5 Years	During Past 5 Years
Joseph S. DiMartino (66)	Corporate Director and Trustee	CBIZ (formerly, Century Business Services, Inc.),
Chairman of the Board (2008)		a provider of outsourcing functions for small
and medium size companies, Director (1997 -
present)

The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants, Director
(2000 - present)

Sunair Services Corporation, a provider of certain
outdoor-related services to homes and business,
Director (2005 - 2009)

Clifford L. Alexander, Jr. (76)	President of Alexander &	N/A
Board Member (2008)	Associates, Inc., a
management consulting firm
(January 1981 – present)

David W. Burke (73)	Corporate Director and Trustee	N/A
Board Member (2008)

Whitney I. Gerard (75)	Partner of Chadbourne & Parke	N/A
Board Member (2008)	LLP

Nathan Leventhal (67)	Commissioner, NYC	Movado Group, Inc., Director (2003 - present)
Board Member (2009)	Planning Commission
(March 2007 - present)
Chairman of the Avery-Fisher
Artist Program

Name (Age)	Principal Occupation	Other Public Company Board Memberships
Position with Company (Since)	During Past 5 Years	During Past 5 Years
(November 1997 – present)

George L. Perry (76)	Economist and Senior Fellow at	N/A
Board Member (2008)	Brookings Institution

Benaree Pratt Wiley (63)	Principal, The Wiley Group,	CBIZ (formerly, Century Business Services, Inc.),
Board Member (2009)	a firm specializing in	a provider of outsourcing functions for small
	strategy and business	and medium size companies, Director (2008 -
	development (2005 –	present)
present)

President and CEO, The
Partnership, an organization
dedicated to increasing the
representation of African
Americans in positions of
leadership, influence and
decision-making in Boston,
MA (1991-2005)

     Each Board member has been a Board member of other Dreyfus mutual funds for at least 10 years. Additional information about each Board member follows (supplementing the information provided in the table above) that describes some of the specific experiences, qualifications, attributes or skills that each Board member possesses which the Board believes has prepared them to be effective Board members. The Board believes that the significance of each Board member's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Board member may not have the same value for another) and that these factors are best evaluated at the board level, with no single Board member, or particular factor, being indicative of board effectiveness. However, the Board believes that Board members need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Board member's educational background; business, professional training or practice (e.g., medicine, accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Company) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board's Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential Board member nominees. To assist them in evaluating matters under federal and state law, the Board members are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Manager's counsel; counsel to the Fund and to the Board have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

  Joseph S. DiMartino – Mr. DiMartino has been the Chairman of the Board of the funds in the Dreyfus Family of Funds for over 15 years. From 1971 through 1994, Mr. DiMartino served in various roles as an employee of Dreyfus (prior to its acquisition by a predecessor of The Bank of New York Mellon Corporation (“BNY Mellon”) in August 1994 and related management changes), including portfolio manager, President, Chief Operating Officer and a Director. He ceased being an employee or Director of Dreyfus by the end of 1994. From July 1995 to November 1997, Mr. DiMartino served as Chairman of the Board of The Noel Group, a public buyout firm; in that capacity, he helped manage, acquire, take public and liquidate a number of operating companies. Mr. DiMartino has been a Director of The Muscular Dystrophy Association since 1986.

• Clifford L. Alexander – Mr. Alexander is the President of Alexander & Associates, Inc. a management consulting firm. Prior to forming Alexander & Associates, Inc., Mr. Alexander served as chairman of the U.S. Equal Employment Opportunity Commission from 1967 to 1969 and as Secretary of the Army from 1977 through 1981 and before that was a partner in the law firm of Verner, Liipfert, Bernhard, McPherson, and Alexander. Mr. Alexander has been a Director of Mutual of America Life Insurance Company since 1989.

• David W. Burke – Mr. Burke was previously a member of the Labor-Management Committee for the U.S. Department of Commerce, Executive Secretary to the President's Advisory Committee on Labor-Management Policy, Secretary to the Governor of the State of New York and Chief of Staff for Senator Edward M. Kennedy. In addition, Mr. Burke previously served as the President of CBS News and as the Chairman of the federal government's Broadcasting Board of Governors, which oversees the Voice of America, Radio Free Europe, Radio Free Asia and other U.S. government-sponsored international broadcasts. Mr. Burke also was a Vice President and Chief Operating Officer of Dreyfus (prior to its acquisition by a predecessor of BNY Mellon in August 1994 and related management changes).

• Whitney I. Gerard – Mr. Gerard is a partner in the law firm of Chadbourne & Parke LLP, where his practice focuses on the representation and counseling of international companies and individuals doing business and/or engaged in litigation in the United States.

• Nathan Leventhal – Mr. Leventhal is a Commissioner of the New York City Planning Commission. Previously, Mr. Leventhal served in a number of senior positions in New York City Government, including Fiscal Director of the Human Resources Administration and Chief of Staff to Mayor John V. Lindsay, Deputy Mayor to Mayor Ed Koch~~,~~ and Transition Chairman for both Mayors David Dinkins and Michael Bloomberg. Mr. Leventhal is a former partner in the law firm Poletti Freidin Prashker Feldman & Gartner. In the not-for-profit sector, Mr. Leventhal served for 17 years as President of Lincoln Center for the Performing Arts, where he is now President Emeritus and Chairman of the Avery Fisher Artist Program.

• George L. Perry – Dr. Perry is an Economist and Senior Fellow at the Brookings Institution. Dr. Perry was the founder and long time director of the Brookings Panel on Economic Activity and editor of its journal, the Brookings Papers. Dr. Perry is a Director Emeritus of and a consultant to the State Farm Mutual Automobile Association and State Farm Life Insurance Company. Prior to joining the Brookings Institution, Dr. Perry served as the Senior Economist to the President's Council of Economic Advisers and was a professor of economics at the University of Minnesota.

  Benaree Pratt Wiley – Ms. Wiley has been a business entrepreneur and management consultant for over 18 years. Ms. Wiley is a Principal of The Wiley Group, a firm specializing in personnel strategy, talent management and leadership development primarily for global insurance and consulting firms. Prior to that, Ms. Wiley served as the President and Chief Executive Officer of The Partnership, Inc., a talent management organization for multicultural professionals in the greater Boston region. Ms. Wiley currently serves on the board of Blue Cross Blue Shield of Massachusetts and is chair of the advisory board of PepsiCo African-American, and she has served on the boards of several public companies and charitable organizations.

     Additional Information about the Board and its Committees. Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Independent Board members. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds'

compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the Nominating Committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing evaluation committee comprised of any one Board member. The function of the evaluation committee is to assist in valuing the Funds' investments. The audit committee met four times and the nominating and compensation met once during the fiscal year ended December 31, 2009. The evaluation committee did not meet during the last fiscal year.

     The table below indicates the dollar range of each Board member's ownership of shares of each Fund and hares of funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2009.

Name of Board Member	Dreyfus Institutional	Dreyfus Institutional	Dreyfus Institutional
	Reserves Money Fund	Treasury Fund	Treasury Prime Fund
Joseph S. DiMartino	None	None	None
Clifford L. Alexander, Jr.	Over $100,000	None	none
David W. Burke	None	None	None
Whitney I. Gerard	None	None	None
Nathan Levanthal***	None	None	None
George L.Perry	None	None	None
Benaree Pratt Wiley***	None	None	None

Aggregate Holding of Funds in the
Dreyfus Family of Funds for which
Name of Board Member	Responsible as a Board Member
Joseph S. DiMartino	Over $100,000
Clifford L. Alexander, Jr.	Over $100,000
David W. Burke	None
Whitney I. Gerard	Over $100,000
Nathan Levanthal***	$10,001-$15,000
George L.Perry	None
Benaree Pratt Wiley***	$50,001-$100,000

     As of December 31, 2009, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

     Effective January 1, 2010, the Company pays its Board members its allocated portion of an annual retainer of $100,000 and a fee of $12,500 per in-person meeting ($2,000 per telephone meeting) attended for the Company and sixteen other funds (comprised of 26 portfolios) in the Dreyfus Family of Funds ($7,500 per in-person meeting if the meeting is for fewer than all of such other funds), and reimburses them for their expenses. Prior to January 1, 2010, the Company paid an annual retainer of $80,000 and a fee of $10,000 per in-person meeting attended (with a minimum of $5,000 per in-person meeting if the meeting was for fewer than all funds and $1,000 per telephone meeting). The Chairman of the Board receives an additional 25% of such compensation. Each Emeritus Board members is entitled to receive an annual retainer of one-

half the amount paid as a retainer at the time the Board member became Emeritus and a per meeting attended fee of one-half the amount paid to Board members. The aggregate amount of compensation paid to each Board member by the Fund for the fiscal year ended December 31, 2009, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2009, were as follows:

		Total Company and
		Compensation from
	Aggregate Compensation	the Fund Complex Paid to
Name of Board Member	from the Company+*	Board Member(**)
Joseph S. DiMartino	$36,493	$873,427 (192)
Clifford L. Alexander, Jr.	$29,060	$266,090 (53)
David W. Burke	$29,060	$395,190 (95)
Whitney I. Gerard	$29,060	$161,500 (31)
Nathan Leventhal***	$18,702	$188,471 (53)
George L. Perry	$29,060	$143,000 (31)

Benaree Pratt Wiley***	$18,702	$255,881 (84)

+ The aggregate compensation payable to each Board member by the Company is paid by the Manager. See "Management
Arrangements."
* Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which in the aggregate amounted to $1,300.41.
** Represents the number of separate portfolios comprising the investment companies of the Fund complex, including the Funds, for which the Board member serves.
*** Ms. Wiley and Mr. Leventhal were elected Board members of the Company effective April 16, 2009. Accordingly, they received no compensation for periods prior thereto.

Officers of the Funds

BRADLEY J. SKAPYAK, President since January 2010. Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

J. CHARLES CARDONA, Executive Vice President since January 2008. President and a Director of the Manager, Executive Vice President of the Distributor, and an officer of 13 investment companies (comprised of 21 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1981.

PHILLIP N. MAISANO, Executive Vice President since January 2008. Chief Investment Officer, Vice Chair and a director of the Manager, and an officer of 75 investment companies (comprised of 166 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of BNY Mellon, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

JAMES WINDELS, Treasurer since January 2008. Director-Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since January 2008. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010. Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008. Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since January 2008. Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010. Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008. Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

RICHARD S. CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008. Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008. Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008. Senior Accounting Manager – Equity Funds of the Manager, and an officer of 76 investment companies (comprised of 190 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since January 2008. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 186 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008. Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 190 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

     The Company's Board members and officers, as a group, owned less than 1% of each Fund's outstanding shares as of April 6, 2010. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of April 6, 2010.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of BNY Mellon, a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides management services to the Funds pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. The Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Independent Board members who are not “interested person” (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of the Manager: Jonathan Baum, Chair of the Board and Chief Executive Officer; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; Bradley J. Skapyak, Chief Operating Officer and a director; Dwight Jacobsen, Executive Vice President and a director; Patrice M. Kozlowski, Senior Vice President–Corporate Communications; Gary E. Abbs, Vice President–Tax; Jill Gill, Vice President–Human Resources; Joanne S. Huber, Vice President–Tax; Anthony Mayo, Vice President–Information Systems; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Jeffrey D. Landau, Ronald P. O'Hanley III, Cyrus Taraporevala and Scott E. Wennerholm, directors.

     The Company, the Manager and the Distributor each have adopted a Code of Ethics, that permits its personnel, subject to the Code of Ethics, to invest in securities that may be purchased or held by a Fund. The Code of Ethics subjects the personal securities transactions of the Manager’s employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     The Manager maintains office facilities on behalf of the Company, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fee paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Portfolio Management. The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of the Funds are Bernard Kiernan, Patricia A. Larkin, James G. O'Connor and Thomas Riordan. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund and for other funds advised by the Manager.

     In managing the Fund, Dreyfus will draw upon BNY Mellon Cash Investment Strategies ("CIS"). CIS is a division of Dreyfus that provides credit risk management and approves all money market fund eligible securities for each Fund and other investment companies and accounts managed by Dreyfus or its affiliates that invest primarily in money market instruments. CIS, through a team of professionals who contribute a combination of industry analysis and fund-specific expertise, monitors all issuers approved for investment by such investment companies and other accounts by analyzing third party inputs, such as financial statements and media sources, ratings releases and company meetings, as well as internal research. CIS investment and credit professionals also utilize inputs and guidance from BNY Mellon’s central Risk Management Department (the “Risk Department”) as part of the investment process. These inputs and guidance focus primarily on concentration levels and market and credit risks and are based upon independent analysis done by the Risk Department relating to fundamental characteristics such as the sector, sovereign, tenor and rating of investments or potential investment. The Risk Department also may perform stress and scenario testing on various money market type portfolios advised by CIS or BNY Mellon and its other affiliates, and provides various periodic and ad-hoc reporting to the investment and credit professionals at CIS. In the event a security is removed from the "approved" credit list after being purchased by a Fund, the Fund is not required to sell that security.

     BNY Mellon and its affiliates, including Dreyfus and others involved in the management, sales, investment activities, business operations or distribution of each Fund, are engaged in businesses and have interests other than that of managing the Funds. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by a Fund and the Fund's service providers, which may cause conflicts that could disadvantage a Fund.

     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. BNY Mellon has no obligation to provide to Dreyfus or the Funds, or effect transactions on behalf of a Fund in accordance with, any market or other information, analysis, or research in its possession. Consequently, BNY Mellon (including, but not limited to, BNY Mellon’s central Risk Management Department) may have information that could be material to the management of a Fund and may not share that information with relevant personnel of Dreyfus. Accordingly, Dreyfus has informed management of the Funds that in making investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     Dreyfus will make investment decisions for a Fund as it believes is in the best interests of the Fund. Investment decisions made for a Fund may differ from, and may conflict with, investment decisions made for other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates. Actions taken with respect to such other investment companies or accounts may adversely impact the Funds, and actions taken by a Fund may benefit BNY Mellon or other investment companies or accounts (including the Fund) advised by Dreyfus or BNY Mellon and its other affiliates. Regulatory restrictions (including, but not limited to, those related to the aggregation of positions among different other investment companies and accounts) and internal BNY Mellon policies, guidance or limitations (including, but not limited to, those related to the aggregation of positions among all fiduciary accounts managed or advised by BNY Mellon and all its affiliates (including Dreyfus) and the aggregated exposure of such accounts) may restrict investment activities of a Fund. While the allocation of investment opportunities among the Funds and other investment companies and accounts advised by Dreyfus or BNY Mellon and its other affiliates may raise potential conflicts because of financial, investment or other interests of BNY Mellon or its personnel, Dreyfus will make allocation decisions consistent with the interests of the Funds and the other investment companies and accounts and not solely based on such other interests.

     Expenses. Under the Agreement, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund have agreed to pay Dreyfus a management fee at the annual rate of 0.14%, 0.14% and 0.16%, respectively, of the value of such Fund's average daily net assets. All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Dreyfus pays all of the Funds' expenses, except for management fees, Rule 12b-1 fees (which are payments under the Service Plan for Hamilton Shares, Agency Shares, Premier Shares and Classic Shares of each applicable Fund), brokerage commissions, taxes, interest, fees and expenses of the independent Board members, fees and expenses of independent counsel to the independent Board members, and extraordinary expenses. Although Dreyfus does not pay for the fees and expenses of the independent Board members (including counsel fees), Dreyfus is contractually required to reduce its management fee by an amount equal to each Fund's allocable share of such fees and expenses. From time to time, Dreyfus may voluntarily waive a portion of the management fee payable by a Fund, which would have the effect of lowering the expense ratio of the Fund and increasing returns to investors. Expenses attributable to a Fund are charged against the Fund's assets; other expenses of the Company are allocated among the Funds on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund. See "Service Plan."

     For period September 12, 2008 (commencement of operations) through December 31, 2008 and for the fiscal year ended December 31, 2009, the management fees paid net by each indicated Fund to Dreyfus were as follows:

Name of Fund	Management Fee Payable
	2009	2008
Dreyfus Institutional Reserves Money Fund	$14,863,855	$4,021,593
Dreyfus Institutional Reserves Treasury Fund	$4,261,123	$1,455,420
Dreyfus Institutional Reserves Treasury Prime Fund	$1,784,544	$520,166

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually. The Distributor also serves as distributor for the other funds in the Dreyfus Family of Funds and BNY Mellon Funds Trust. Before June 30, 2007, the Distributor was known as "Dreyfus Service Corporation."

     The Manager or the Distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any Rule 12b-1 fees or other expenses paid by the Funds to those Service Agents. Because those payments are not made by shareholders or the Funds, a Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to certain Service Agents, including affiliates that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing". From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of the Fund to investors. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York

10166, serves as each Fund's transfer and dividend disbursing agent. Under a transfer agency agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee from Dreyfus pursuant to each Fund's unitary fee structure, which fee is computed on the basis of the number of shareholder accounts it maintains for the respective Fund during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York Mellon (the "Custodian"), an affiliate of the Manager, located at One Wall Street, New York, New York 10286, serves as each Fund's custodian. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by a Fund. Under a custody agreement with each Fund, the Custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee from Dreyfus pursuant to each Fund's unitary fee structure based on the market value of the respective Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

     Each Fund offers Institutional Shares, Hamilton Shares, Agency Shares and Premier Shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund offer Classic Shares. Each Fund's classes of shares are identical, except as to the services offered to each class and the expenses borne by each class which may affect performance. See "Service Plan."

     The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Classic Shares also are offered to investors who received Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund. Generally, an investor may be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Fund shares have agreed to transmit copies of the relevant Fund's Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the shares were purchased, to the extent required by law. Institutions purchasing Fund shares on behalf of their clients determine which class of shares is suitable for their clients.

     The minimum initial investment is $275,000,000, unless: (a) the investor has invested at least $275,000,000 in the aggregate among any class of shares of any Fund; or (b) the investor has, in the opinion of Dreyfus Cash Investment Services Division, adequate intent and availability of funds to reach a future level of investment of $275,000,000 among any class of shares of the Funds. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares.

     Each Fund reserves the right to reject any purchase order. The Funds will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of currency dealer or exchanger or money transmitter. No Fund will accept cash, travelers’ checks, or money orders as payment for shares.

     Management understands that some Service Agents and other institutions may charge their clients fees in connection with purchases for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. As discussed under "Management Arrangements-Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Investors should contact their Service Agent for details about any payments the Service Agent may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Fund shares may be purchased by wire, by telephone or through a compatible automated interface or trading system. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their automated facilities are compatible with those of the Funds, investors should call Dreyfus Cash Investment Services Division at one of the telephone numbers listed on the cover. Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may purchase additional Classic Shares of such Funds by check, wire or Dreyfus TeleTransfer, or through Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan or Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable such investors to make regularly scheduled investments and may provide these investors with a convenient way to invest for long-term financial goals, but do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian or other authorized entity to receive orders on behalf of the Fund. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value."

     Each Fund's net asset value per share is determined three times daily: (i) as of 12:00 Noon, Eastern time, (ii) as of 5:00 p.m., Eastern time, and (iii) as of 8:00 p.m., Eastern time, on each day the New York Stock Exchange or, as to Dreyfus Institutional Reserves Money Fund only, the New York Stock Exchange or the Transfer Agent, is open for regular business.

     As to each of Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, orders placed with Dreyfus Cash Investment Services Division prior to 5:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day.

     As to Dreyfus Institutional Reserves Treasury Prime Fund only, orders placed with Dreyfus Cash Investment Services Division in New York prior to 3:00 p.m., Eastern time, and payments for which are received in or converted into Federal Funds by the Custodian by 6:00 p.m., Eastern time, also will become effective at the price next determined after the order is effective on that day. Shares so purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m., Eastern time, will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order and any funds received will be returned promptly to the sending institution.

     Orders effected through a compatible computer facility after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will become effective at the price determined at 8:00 p.m., Eastern time, on that day, if Federal Funds are received by the Custodian by 11:00 a.m., Eastern time, on the following business day. Shares so purchased will begin to accrue dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will become effective on the following business day.

     Using Federal Funds. The Transfer Agent or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a Service Agent and an order to purchase Fund shares is paid for other than in Federal Funds, the Service Agent, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Custodian.

     Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may purchase Classic Shares by telephone or online if such investor has checked the appropriate box and supplied the necessary information on the Account Application or has filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and the investor's Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

SERVICE PLAN

(HAMILTON SHARES, AGENCY SHARES, PREMIER SHARES AND CLASSIC SHARES ONLY)

     Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act, provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted a plan (the "Service Plan") with respect to each Fund's Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, as applicable, pursuant to which the Fund pays the Distributor for distributing such classes of shares, for advertising and marketing and for providing certain services to shareholders of the respective class of shares. These services include answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholders accounts ("Servicing"). Under the Service Plan, as to each relevant class, the Distributor may make payments to Service Agents in respect to these services. Generally, the Service Agent may provide holders of Hamilton Shares, Agency Shares, Premier Shares or Classic Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The amount paid under the Service Plan for Servicing is intended to be a "service fee" as defined under the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA"), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses incurred. The Board believes that there is a reasonable likelihood that the Service Plan will benefit each Fund and the holders of its Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, as the case may be.

     A quarterly report of the amounts expended under the Service Plan, and the purposes for which such expenditures were incurred, must be made to the Company's Board for its review. In addition, the Service Plan provides that it may not be amended to increase materially the costs which holders of Hamilton Shares, Agency Shares, Premier Shares or Classic Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Board, and by the Independent Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Service Plan is subject to annual approval by such vote of the Company's Board members cast in person at a meeting called for the purpose of voting on the Service Plan. The Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Independent Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.

     Set forth below are the amounts paid pursuant to the Service Plan with respect to the indicated class of each Fund for the fiscal year ended December 31, 2009:

Fund	Fee Paid to Distributor

Dreyfus Institutional Reserves Money Fund
Hamilton Shares	$2,588,347
Agency Shares	$94,328
Premier Shares	$4,788,698
Classic Shares	$3,794,357

Dreyfus Institutional Reserves Treasury Fund
Hamilton Shares	$413,364
Agency Shares	$45,403
Premier Shares	$4,065,123
Classic Shares	$2,503,564

Dreyfus Institutional Reserves Treasury Prime Fund
Hamilton Shares	$6,141
Agency Shares	$9
Premier Shares	$1,125,761

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for shares redeemed within seven days after receipt by Dreyfus Cash Investment Services Division or other authorized entity of a redemption request in proper form, except as provided by the rules of the SEC. As to holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund, if such investor has purchased Classic Shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submits a written redemption request to the Transfer Agent, the Fund may delay redemption of such shares, and the redemption proceeds may not be transmitted to the investor, for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests from such investors to redeem Classic Shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder® order against which such redemption is requested.

These procedures will not apply if the investor's shares were purchased by wire payment, or if the investor otherwise has a sufficient collected balance in his or her account to cover the redemption request. Prior to the time any redemption is effective, dividends on such shares will accrue and be payable, and investors will be entitled to exercise all other rights of beneficial ownership.

     If a redemption request is received in proper form, the shares will be priced at the next determined net asset value, and if received by the Transfer Agent or authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. A redemption request received in proper form after 5:00 p.m., Eastern time, but prior to 8:00 p.m., Eastern time, will be effective on that day, the shares will receive the dividend declared on that day, and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day. A redemption request in proper form effected between 5:00 p.m. and 8:00 p.m., Eastern time, by a means other than a compatible computer facility will not be effective until the following business day.

     Redemption by Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.

     Dreyfus TeleTransfer Privilege. (Classic Shares only) Holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund may request by telephone or online that redemption proceeds be transferred between such investor's Fund account and the investor's bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. Such investors should be aware that if the investor has selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in the investor's account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

     Stock Certificates; Signatures. (Classic Shares only) Any certificates representing Fund Classic Shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment. The Company has committed to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges might be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's investors.

DETERMINATION OF NET ASSET VALUE

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

     The Company's Board has established, as a particular responsibility within the overall duty of care owed to each Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Company's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Company's Board.

     The extent of any deviation between a Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Company's Board. If such deviation exceeds 1/2%, the Company's Board will consider promptly what action, if any, will be initiated. In the event the Company's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.

     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange also is closed on Good Friday.

SHAREHOLDER SERVICES

     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund. In addition, Classic Shares of Dreyfus Institutional Reserves Money Fund and Dreyfus

Institutional Reserves Treasury Fund may be exchanged for shares of certain funds in the Dreyfus Family of Funds, to the extent such shares are offered for sale in the investor's state of residence and the investor meets the minimum investment requirements of such fund. Investors may be charged a sales load when exchanging into any fund that has one. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a Fund should contact Dreyfus Cash Investment Services Division by calling one of the telephone numbers listed on the cover page of this SAI, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     No fees currently are charged shareholders directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of one class of a Fund, shares of the same class of another Fund. In addition, holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund may purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Classic Shares, shares of certain funds in the Dreyfus Family of Funds of which the investor is a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.

     Dreyfus-Automatic Asset Builder®. (Classic Shares only) Dreyfus-Automatic Asset Builder permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by the investor. Fund shares are purchased by transferring funds from the bank account designated by the investor.

     Dreyfus Government Direct Deposit Privilege. (Classic Shares only) Dreyfus Government Direct Deposit Privilege enables holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into the investor's Fund account.

     Dreyfus Payroll Savings Plan. (Classic Shares only) Dreyfus Payroll Savings Plan permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to purchase Classic Shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon the direct deposit program of such investor's employer, the investor may have part or all of his or her paycheck transferred to the investor's existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, an investor must file an authorization form with his or her employer's payroll department. It is the sole responsibility of the investor's employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Automatic Withdrawal Plan. (Classic Shares only) The Automatic Withdrawal Plan permits holders of Classic Shares of Dreyfus Institutional Reserves Money Fund or Dreyfus Institutional Reserves Treasury Fund who received their shares in exchange for Classic Shares of the relevant Predecessor Fund in connection with the reorganization of such Predecessor Fund to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, the investor's shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561. The Automatic Withdrawal Plan may be terminated at any time by such investor, the Company or the Transfer Agent. Shares for which stock certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for the fiscal year ended December 31, 2009 for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized capital gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and taxable obligations, if any, and net short-term capital gains), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income.

     Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the fund. Investments in securities issued by the Government National Mortgage Association or Fannie Mae, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax-free treatment. At the end of each calendar year, as applicable, investors will be provided with the percentage of any dividends paid that may qualify for such tax-free treatment. Investors should then consult with their tax advisers with respect to the application of state and local laws to these distributions.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. In cases where the Manager or fund employs a sub-adviser, the sub-adviser, under the supervision of the Manager, places orders on behalf of the applicable fund(s) for the purchase and sale of portfolio securities.

     Certain funds are managed by dual employees of the Manager and an affiliated entity in the BNY Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entity. In this regard, the Manager places orders on behalf of those funds for the purchase and sale of securities through the trading desk of the affiliated entity, applying the written trade allocation procedures of such affiliate.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions, including their frequency, is made in the best judgment of the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) and in a manner deemed fair and reasonable to shareholders. The primary consideration in placing portfolio transactions is prompt execution of orders at the most favorable net price. In choosing brokers or dealers, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) evaluates the ability of the broker or dealer to execute the particular transaction (taking into account the market for the security and the size of the order) at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) attempts to obtain best execution for the fund by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the measured quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     With respect to the receipt of research, the brokers or dealers selected may include those that supplement the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) research facilities with statistical data, investment information, economic facts and opinions. Such information may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in serving funds or accounts that it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) in carrying out its obligations to the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate), and the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the Manager's (and where applicable, a sub-adviser's or Dreyfus affiliate's) normal independent research activities, it enables it to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Investment decisions for a fund are made independently from those of the other investment companies and accounts advised by Dreyfus and its affiliates. If, however, such other investment companies or accounts desire to invest in, or dispose of, the same securities as the fund, Dreyfus or its affiliates may, but are not required to, aggregate (or "bunch") orders that are placed or received concurrently for more than one investment company or account and available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the fund or the price paid or received by the fund. When transactions are aggregated, but it is not possible to receive the same price or execution on the entire volume of securities purchased or sold, the various prices may be averaged, and the fund will be charged or credited with the average price.

     Dreyfus may buy for the fund securities of issuers in which other investment companies or accounts advised by Dreyfus or BNY Mellon and its other affiliates have made, or are making, an investment in securities that are subordinate or senior to the securities purchased for the fund. For example, the fund may invest in debt securities of an issuer at the same time that other investment companies or accounts are investing, or currently have an investment, in equity securities of the same issuer. To the extent that the issuer experiences financial or operational challenges which may impact the price of its securities and its ability to meet its obligations, decisions by BNY Mellon or its affiliates (including Dreyfus) relating to what actions are to be taken may raise conflicts of interests and Dreyfus or BNY Mellon and its other affiliates may take actions for certain accounts that have negative impacts on other advisory accounts, including the Funds.

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may deem it appropriate for one fund or account it manages to sell a security while another fund or account it manages is purchasing the same security. Under such circumstances, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may arrange to have the purchase and sale transactions effected directly between the fund and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     All portfolio transactions of each money market fund are placed on behalf of the fund by the Manager. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a "spread." Other portfolio transactions may be executed through brokers acting as agent. A fund will pay a spread or commission in connection with such transactions. The Manager uses its best efforts to obtain execution of portfolio transactions at prices that are advantageous to a fund and at spreads and commission rates (if any) that are reasonable in relation to the benefits received. The Manager also places transactions for other accounts that it provides with investment advice.

     When more than one fund or account is simultaneously engaged in the purchase or sale of the same investment instrument, the prices and amounts are allocated in accordance with a formula considered by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) to be equitable to the fund or account. In some cases this system could have a detrimental effect on the price or volume of the investment instrument as far as a fund or account is concerned. In other cases, however, the ability of a fund or account to participate in volume transactions will produce better executions for the fund or account.

     When transactions are executed in the over-the-counter market (i.e., with dealers), the Manager will typically deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

     The Company did not pay any brokerage commissions for the period September 12, 2008 (commencement of operations) trough December 31, 2008 and for the fiscal year ended December 31, 2009.

     Regular Broker-Dealers. A Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended December 31, 2009, the issuer of the securities and the aggregate value per issuer, as of December 31, 2009, of such securities:

		Aggregate Value
Fund	Name of Regular Broker Dealer	Per Issuer
Dreyfus Institutional Reserves Money Fund	Barclays Global Investors Services	$449,000,000
	Abbey National Securities, Inc.	$299,999,000
	Mizuho Securities USA Inc.	$150,000,000

Dreyfus Institutional Reserves Treasury	BNP Paribas Securities Corp.	$350,000,000
Fund
	Citigroup Global Markets, Inc.	$350,000,000
	Bank of America Securities LLC	$300,000,000
	Deutsche Bank Securities Inc.	$300,000,000
	Barclays Global Investors Services	$111,000,000

     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality of fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each fund, or its duly authorized service providers, publicly discloses its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund, or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings at month-end, with a one-month lag, at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund will disclose daily, on www.dreyfus.com, the fund's complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

     If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such fund must have a legitimate business purpose for doing so, and neither the fund, nor Dreyfus or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings. Funds may distribute portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the fund, for the purpose of efficient trading and receipt of relevant research, provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund's custodian, registered public accounting firm, investment adviser, administrator, and each of their respective affiliates and advisers.

     Disclosure of a Fund's portfolio holdings may be authorized only by the Company's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Company's Board.

INFORMATION ABOUT THE COMPANY AND FUNDS

     Each Fund's shares are classified into multiple classes. Each Fund share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Under Massachusetts law, shareholders of a Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Company's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Company's Board members. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office. Fund shareholders may remove a Board member by the affirmative vote of two-thirds of the Fund's outstanding voting securities. In addition, the Company's Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Company's Board has authorized the creation of three series of shares. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, will belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one portfolio would be treated separately from those of any other portfolio. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. Rule 18f-2 exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

Each Fund sends annual and semi-annual financial statements to all its shareholders.

     The following persons are known by the Company to own of record 5% or more of a class of the indicated Fund's outstanding voting securities on April 6, 2010. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

Dreyfus Institutional Reserves Money Fund:

Hare & Co	100% (Agency Shares)
Attn: Stiff Dept	87.2093% (institutional Shares)
111 Sanders Creek Parkway	77.7850% (Hamilton Shares)
E. Syracuse, NY 13057-1382	69.4962% (Premier Shares)

Mac & Co	16.0861% (Premier Shares)
P.O. Box 534005
Pittsburgh, PA 15253-4005

Bost & Co A	11.3765% (Hamilton Shares)
P.O. Box 3198	8.4156% (Premier Shares)
525 William Penn Place
Pittsburgh, PA 15219-1707

Bank of New York	8.4652% (Hamilton Shares)
Grange Primary Trust
Attn: Institutional Trust Services
601 Travis 16th Floor
Houston, TX 77002-3001

Comcast Cable Funding Inc.	8.4301% (Institutional Shares)
Attn: Patrick F. Scanlon Cash Management
1201 N. Market Street, Suite 1000
Wilmington, DE 19801-4807

The Bank of New York Mellon As Agent For	8.2960% (Classic Shares)

MLB Advanced Media LP
Attn: Richard Valenti
75 9th Avenue
New York, NY 10011-7006

The Bank of New York Mellon As Agent For	5.4866% (Classic Shares)
Plumbers Local Union No. 1
Welfare Fund Depositary
158-20 George Meany Blvd.
Howard Beach, NY 11414

Dreyfus Institutional Reserves Treasury Fund:
Hare & Co	100% (Agency Shares)
Attn: Stiff Dept	91.3713% (Hamilton Shares)
111 Sanders Creek Parkway	84.2563% (Premier Shares)
E. Syracuse, NY 13057-1382	68.9286% (Institutional Shares)
8.1369% (Classic Shares)

Mac & Co	20.4278% (Institutional Shares)
P.O. Box 534005	11.1840% (Premier Shares)
Pittsburgh, PA 15253-4005

Bost & Co A	9.2580% (Institutional Shares)
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15219-1707

The Bank of New York Mellon as Agent for Sol Goldman	8.9069% (Classic Shares)
Investments, LLC.
640 5th Avenue, 3rd Fl.
New York, NY 10019-6102

The Bank of New York Mellon as Agent for Lighthouse	6.2492% (Classic Shares)
Properties LLC
640 5th Avenue, 3rd Fl.
New York, NY 10019-6102

The Bank of New York Mellon as Agent for Delmar Realty	5.6016% (Classic Shares)
Co. Inc.
640 5th Avenue, 3rd Fl.
New York, NY 10019-6102

The Bank of New York Mellon as Agent for John H.	5.4374% (Classic Shares)
Streicker and Barbara k. Streicker.
180 E. 73rd Street
New York, NY 10021-4208

The Bank of New York Mellon as Agent for New York City	5.0165% (Classic Shares)
municipal Water Finance Authority
Accounting Department 7th Floor
75 Park Place
New York, NY 10007

Dreyfus Institutional Reserves Treasury Prime Fund

MBSC Investment Corporation	100% (Agency Shares)
C/O Bank of New York Mellon Corp
100 White Clay Center Drive, Suite 102
Newark, DE 19711-5480

Hare & Co	88.3557% (Hamilton Shares)
Attn: Stiff Dept	33.6647% (Premier Shares)
111 Sanders Creek Parkway	12.1946% (Institutional Shares)
E. Syracuse, NY 13057-1382

Mac & Co	68.5282% (Institutional Shares)
P.O. Box 534005	66.0356% (Premier Shares)
Pittsburgh, PA 15253-4005

John A. Overdeck	6.9153% (Institutional Shares)
P.O. Box 80
Prince Street Station
New York, NY 10012-0002

Bost & Co A	6.4478% (Hamilton Shares)
P.O. Box 3198
525 William Penn Place
Pittsburgh, PA 15219-1707

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Funds' Prospectuses.

     Ernst & Young LLP, 5 Times Square, New York, NY 10036, an independent registered public accounting firm, have been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Ratings ("Fitch"), and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Credit Quality) is the highest commercial paper rating assigned by Fitch and indicates the strongest capacity for timely payment of financial commitments.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled. Bond Ratings and Long-Term Ratings Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be of the highest credit quality. The AAA rating by Fitch denotes the lowest expectation of credit risk. The AAA rating is assigned by Fitch only in case of exceptionally strong capacity for timely payment of financial commitments; the capacity is highly unlikely to be adversely affected by foreseeable events.

     Fitch also assigns a rating to certain international and U.S. banks. A Fitch bank rating represents Fitch's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, Fitch uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, Fitch assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by Fitch to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent Fitch's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

DREYFUS INSTITUTIONAL RESERVES FUNDS

PART C
OTHER INFORMATION

Item 23	Exhibits.

(a)	Registrant's Agreement and Declaration of Trust are incorporated by reference to Exhibit
(a) of Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form
N-1A (File No. 333-148652), filed with the Securities and Exchange Commission (the
“SEC”) on March 27, 2008.

(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No.
333-148652), filed with the SEC on March 27, 2008.

(d)	Management Agreement is incorporated by reference to Exhibit (d) of Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No.
333-148652), filed with the SEC on March 27, 2008.

(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No.
333-148652), filed with the SEC on March 27, 2008.

(g)	Custody Agreement is incorporated by reference to Exhibit (g) of Pre-Effective
Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No.
333-148652), filed with the SEC on March 27, 2008.

(h)	Amended and Restated Transfer Agency Agreement is incorporated by reference to
Exhibit (h) of Registrant’s Registration Statement on Form N-14, filed with the SEC on
April 30, 2009.

(i)	Opinion of Registrant’s counsel is incorporated by reference to Exhibit (11) of
Registrant’s Registration Statement on Form N-14 (File No. 333-149911), filed with the
SEC on March 26, 2008.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith. *

(l)	Agreement and Plan of Reorganization is incorporated by reference to Exhibit (4) of
Registrant’s Registration Statement on Form N-14 (File No. 333-149911), filed with the
SEC on March 26, 2008.

(m)	Service Plan (“Rule 12b-1”) is incorporated by reference to Exhibit (m) of Pre-effective
Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 333-
148652), filed with the SEC on March 27, 2008.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Pre-Effective Amendments
No. 1 to the Registration Statement on Form N1-A, filed with the SEC on march 27,
2008.

(p) (i)	Code of Ethics is incorporated by reference to Exhibit (p) of Registrant’s Registration
Statement on Form N-14, filed with the SEC on April 30, 2009.

(p) (ii)	Code of Ethics for the Non-management Board Members of the Dreyfus Family of Funds is incorporated by reference to Exhibit (p) (ii) of Post-Effective Amendment No. 3 to the
Registration Statement on Form N-1A, filed on February 25, 2010.

* File herewith

Other Exhibits

(a)	Power of Attorney of certain officers of Registrant, dated November 2, 2009 is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 3 to the
Registration Statement on Form N-1A, filed on February 25, 2010.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Registrant’s charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys’ fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following:

Article VI of the Registrant’s Articles of Incorporation and any amendments thereto, Article VIII of registrant’s Amended and restated By-Laws, Section 2-418 of the Maryland General Corporation Law, and Section 1.9 of the Distribution Agreement.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)
Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Baum	MBSC Securities Corporation++	Chief Executive Officer	3/08 - Present
Chief Executive Officer		Chairman of the Board	3/08 - Present
and Chair of the Board		Director	6/07 - 3/08
		Executive Vice President	6/07 - 3/08

J. Charles Cardona	MBSC Securities Corporation++	Director	6/07 - Present
President and Director		Executive Vice President	6/07 - Present

	Universal Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin	None
Vice Chair and Director

Phillip N. Maisano	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present
Director, Vice Chair and
Chief Investment Officer

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.+	Senior Vice President	4/06 - 6/08

	BNY Alcentra Group Holdings, Inc.++	Director	10/07 - Present

	BNY Mellon Investment Office GP LLC*	Manager	4/07 - Present

	Mellon Global Alternative Investments Limited	Director	8/06 - Present
London, England

	Pareto Investment Management Limited	Director	4/08 - Present
London, England

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management, LLC*	Manager	12/06 - Present

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
	Founders Asset Management LLC****	Member, Board of	11/06 - 12/09
Managers
	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Mellon Capital Management Corporation***	Director	12/06 - Present
	Mellon Equity Associates, LLP+	Board Member	12/06 - 12/07
	Newton Management Limited	Board Member	12/06 - Present
London, England
	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present
Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	Mellon Financial Center	Member, Board of	10/04 - Present
	201 Washington Street	Managers
Boston, MA 02108-4408
	Alcentra NY, LLC++	Manager	1/08 - Present
	Alcentra US, Inc. ++	Director	1/08 - Present
	Alcentra, Inc. ++	Director	1/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	Pareto New York LLC++	Manager	11/07 - Present
	Standish Ventures LLC	President	12/05 - Present
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
		Manager	12/05 - Present
	Palomar Management	Director	12/97 - Present
London, England
	Palomar Management Holdings Limited	Director	12/97 - Present
London, England
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
Jeffrey D. Landau	The Bank of New York Mellon+	Executive Vice President	4/07 - Present
Director
	Allomon Corporation+	Treasurer	12/07 - Present
	APT Holdings Corporation+	Treasurer	12/07 - Present
	BNY Mellon, N.A.+	Treasurer	7/07 - 0/10
	Mellon Funding Corporation+	Treasurer	12/07 - 12/09
	The Bank of New York Mellon Corporation+	Treasurer	7/07 - 01/10

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Ronald P. O’Hanley	The Bank of New York Mellon Corporation *****	Vice Chairman	7/07 - Present
Director
	Mellon Trust of New England, N.A. *	Vice Chairman	4/05 - 6/08
	The Bank of New York Mellon *****	Vice Chairman	7/08 - Present
	BNY Mellon, National Association +	Vice Chairman	7/08 - Present
	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present
	BNY Mellon Investment Office GP LLC+	Manager	4/07 - Present
	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940
	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753
	Neptune LLC+++++	Chairman	7/98 - Present
		President	7/98 - Present
		Member, Management	6/98 - Present
Committee
	Pareto Investment Management Limited	Director	9/04 - Present
London, England
	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*
	The Boston Company Asset Management, LLC*	Manager	12/97 - Present
	The Boston Company Holding, LLC*	Vice Chairman	2/07 - Present
	Walter Scott & Partners Limited	Director	10/06 - Present
Edinburgh, Scotland
	WestLB Mellon Asset Management Holdings	Director	4/06 - Present
Limited
Dusseldorf, Germany
	Mellon Bank, N.A. +	Vice Chairman	6/01 - 6/08
	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present
	Franklin Portfolio Associates, LLC*	Director	4/97 – Present
	Pareto Partners (NY) ++	Partner Representative	2/00 - Present

	Buck Consultants, Inc.++	Director	7/97 - Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	BNY Mellon Asset Management Japan Limited	Director	6/06 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	MAM (MA) Holding Trust+++++	Trustee	6/03 – Present

	MAM (DE) Trust+++++	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
The Bank of New York Mellon Centre
160 Queen Victoria Street
London England

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – 12/07
Member
		Chairman	1/98 – 12/07

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Cyrus Taraporevala	Urdang Capital Management, Inc.	Director	10/07 - Present
Director	630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	The Boston Company Asset Management NY,	Manager	08/06 – Present
LLC*

	The Boston Company Asset Management LLC*	Manager	01/08 – Present

	BNY Mellon, National Association+	Senior Vice President	07/06 - Present

	The Bank of New York Mellon*****	Senior Vice President	07/06 - Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 - Present
London, England

	Gannett Welsh & Kotler LLC	Manager	11/07 - Present
	222 Berkley Street	Administrator	11/07 - Present
Boston, MA 02116

	BNY Alcentra Group Holdings, Inc. ++	Director	10/07 - Present

	Ivy Asset Management Corp.	Director	12/07 - Present
One Jericho Plaza
Jericho, NY 11753

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Urdang Capital Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	Urdang Securities Management, Inc.	Director	10/07 - Present
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Manager	6/04 - Present
200 Connecticut Avenue
Norwalk, CT 06854-1940

	Franklin Portfolio Associates LLC*	Manager	1/06 - Present

	The Boston Company Asset Management NY,	Manager	10/07 - Present
LLC*

	The Boston Company Asset Management LLC*	Manager	10/05 - Present

	Pareto Investment Management Limited	Director	3/06 - Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 - 12/07
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408

	The Boston Company Holding, LLC*	Member, Board of	4/06 - Present
Managers

	The Bank of New York Mellon *****	Senior Vice President	7/08 - Present

	BNY Mellon, National Association +	Senior Vice President	7/08 - Present

	Mellon Bank, N.A. +	Senior Vice President	10/05 - 6/08

	Mellon Trust of New England, N. A.*	Director	4/06 - 6/08
		Senior Vice President	10/05 - 6/08

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust+++++	Member of Board of	1/07 - Present
Trustees

Bradley J. Skapyak	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
Chief Operating Officer
and Director
	The Bank of New York Mellon****	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

Dwight Jacobsen	Pioneer Investments	Senior Vice President	4/06 - 12/07
Executive Vice President	60 State Street
and Director	Boston, Massachusetts

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	The Bank of New York Mellon *****	Vice President	7/08 - Present
Controller

	BNY Mellon, National Association +	Vice President	7/08 - Present

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - 6/08
		Treasurer	7/05 - 6/08

	Laurel Capital Advisors, LLP+	Chief Financial Officer	5/07 - Present

	MBSC Securities Corporation++	Director	6/07 - Present
		Chief Financial Officer	6/07 - Present

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 - 12/09

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++
	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	Laurel Capital Advisors, LLP+	Chief Compliance	4/05 - Present
Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 – Present
Officer

Gary E. Abbs	The Bank of New York Mellon+	First Vice President and	12/96 – Present
Vice President – Tax		Manager of Tax
Compliance

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Chairman	01/09 – Present
		President	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Jill Gill	MBSC Securities Corporation++	Vice President	6/07 – Present
Vice President –
Human Resources
	The Bank of New York Mellon *****	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

	Mellon Bank N.A. +	Vice President	10/06 – 6/08

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Joanne S. Huber	The Bank of New York Mellon+	State & Local	07/1/07 –
Vice President – Tax		Compliance Manager	Present

	Dreyfus Service Organization++	Vice President – Tax	01/09 – Present

	Dreyfus Consumer Credit Corporation++	Vice President – Tax	01/09 – Present

	MBSC Securities Corporation++	Vice President – Tax	01/09 – Present

Anthony Mayo	None
Vice President –
Information Systems

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC	Vice President– Real	8/07 - Present
	65 LaSalle Road	Estate and Leases
West Hartford, CT 06107
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President– Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President– Real	12/07 - Present
Estate and Leases
	Mellon Holdings, LLC+	Vice President– Real	12/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President– Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President– Real	8/07 - 7/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 07/08
Estate and Leases
	Mellon Trust Company of New England, N.A.+	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of New York LLC++	Vice President– Real	8/07 - 6/08
Estate and Leases
	Mellon Ventures, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Melnamor Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pareto New York LLC++	Vice President– Real	10/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	SKAP #7+	Vice President– Real	8/07 - 11/07
Estate and Leases
	Technology Services Group, Inc.*****	Senior Vice President	6/06 - Present

	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	The Bank of New York Mellon Corporation*****	Executive Vice President	8/07 - Present

	Trilem, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 - Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 - 9/07
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	AP Residential Realty, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	AP Wheels, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 - Present
Estate and Leases
	BNY Mellon, National Association +	Vice President – Real	7/08 - Present
Estate and Leases
	Citmelex Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Eagle Investment Systems LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	East Properties Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	FSFC, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	Holiday Properties, Inc. +	Vice President– Real	8/07 - Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Bank Community Development	Vice President – Real	11/07 - Present
	Corporation+	Estate and Leases

	Mellon Capital Management Corporation+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 - Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 - Present
Estate and Leases
	Mellon Funding Corporation+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon Holdings LLC+	Vice President – Real	12/07 - Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 - Present
Estate and Leases
	Mellon Private Trust Company, National	Vice President – Real	8/07 - 1/08
	Association+	Estate and Leases

	Mellon Securities Trust Company+	Vice President – Real	8/07 - 7/08
Estate and Leases
	Mellon Trust of New England, N.A. *	Vice President – Real	8/07 - 6/08
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 - 7/08
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 - Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 - Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 - Present
Estate and Leases
	Promenade, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	RECR, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

	SKAP #7+	Vice President – Real	8/07 - 11/07
Estate and Leases
	Tennesee Processing Center LLC*****	Managing Director	5/08 - Present
		Senior Vice President	4/04 - 5/08

	Texas AP, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases
	The Bank of New York Mellon*****	Vice President – Real	7/08 - Present
Estate and Leases
	Trilem, Inc. +	Vice President – Real	8/07 - Present
Estate and Leases

James Bitetto	The Dreyfus Family of Funds*	Vice President and	8/05 - Present
Secretary		Assistant Secretary

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present

	Founders Asset Management LLC****	Assistant Secretary	3/09 - 12/09

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94104.
****	The address of the business so indicated is 210 University Blvd., Suite 800, Denver, Colorado 80206.
*****	The address of the business so indicated is One Wall Street, New York, New York 10286.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

Item 27. Principal Underwriters

     (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Dynamic Alternatives Fund, Inc.
13.	Dreyfus Funds, Inc.
14.	The Dreyfus Fund Incorporated
15.	Dreyfus Government Cash Management Funds
16.	Dreyfus Growth and Income Fund, Inc.
17.	Dreyfus Index Funds, Inc.
18.	Dreyfus Institutional Cash Advantage Funds
19.	Dreyfus Institutional Money Market Fund
20.	Dreyfus Institutional Preferred Money Market Funds
21.	Dreyfus Institutional Reserves Funds
22.	Dreyfus Intermediate Municipal Bond Fund, Inc.
23.	Dreyfus International Funds, Inc.
24.	Dreyfus Investment Funds
25.	Dreyfus Investment Grade Funds, Inc.
26.	Dreyfus Investment Portfolios
27.	The Dreyfus/Laurel Funds, Inc.
28.	The Dreyfus/Laurel Funds Trust
29.	The Dreyfus/Laurel Tax-Free Municipal Funds
30.	Dreyfus LifeTime Portfolios, Inc.
31.	Dreyfus Liquid Assets, Inc.
32.	Dreyfus Manager Funds I
33.	Dreyfus Manager Funds II
34.	Dreyfus Massachusetts Municipal Money Market Fund
35.	Dreyfus Midcap Index Fund, Inc.
36.	Dreyfus Money Market Instruments, Inc.
37.	Dreyfus Municipal Bond Opportunity Fund
38.	Dreyfus Municipal Cash Management Plus
39.	Dreyfus Municipal Funds, Inc.
40.	Dreyfus Municipal Money Market Fund, Inc.
41.	Dreyfus New Jersey Municipal Bond Fund, Inc.
42.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
43.	Dreyfus New York AMT-Free Municipal Bond Fund
44.	Dreyfus New York AMT-Free Municipal Money Market Fund
45.	Dreyfus New York Municipal Cash Management
46.	Dreyfus New York Tax Exempt Bond Fund, Inc.

47.	Dreyfus Opportunity Funds
48.	Dreyfus Pennsylvania Municipal Money Market Fund
49.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Money Market Fund
74.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
Ken Bradle**	President and Director	None
Robert G. Capone****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	Executive Vice President
Sue Ann Cormack**	Executive Vice President	None
John M. Donaghey***	Executive Vice President and Director	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher*****	Executive Vice President	None
James D. Kohley***	Executive Vice President	None
Jeffrey D. Landau*	Executive Vice President and Director	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman***	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Denise B. Kneeland****	Senior Vice President	None
Mary T. Lomasney****	Senior Vice President	None
Barbara A. McCann****	Senior Vice President	None
Kevin L. O’Shea***	Senior Vice President	None
Christine Carr Smith*****	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Natalia Gribas*	Compliance - Anti-Money Laundering Officer	None
Karin L. Waldmann*	Privacy Officer	None
Gary E. Abbs***	Vice President – Tax	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
Joanne S. Huber***	Vice President – Tax	None
John E. Lane******	Vice President – Real Estate and Leases	None
Jeanne M. Login******	Vice President – Real Estate and Leases	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Edward A. Markward*	Vice President – Compliance	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
****	Principal business address is One Boston Place, Boston, MA 02108.
*****	Principal business address is 50 Fremont Street, Suite 3900, San Francisco, CA 94104.
******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York Mellon
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 30th day of April, 2010.

Dreyfus Institutional Reserves Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/30/2010
Bradley J. Skapyak

/s/James Windels*	Treasurer (Principal Financial and	04/30/2010
James Windels	Accounting Officer)

/s/Joseph S. DiMartino*	Chairman of the Board	04/30/2010
Joseph S. DiMartino

/s/Clifford L. Alexander*	Board Member	04/30/2010
Clifford L. Alexander

/s/David W. Burke*	Board Member	04/30/2010
David W. Burke

/s/Whitney I. Gerard*	Board Member	04/30/2010
Whitney I. Gerard

/s/Nathan Leventhal*	Board Member	04/30/2010
Nathan Leventhal

/s/George L. Perry*	Board Member	04/30/2010
George L. Perry

/s/Benaree Pratt Wiley*	Board Member	04/30/2010
Benaree Pratt Wiley

*By:	/s/Robert R. Mullery
Robert R. Mullery
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

(j) Consent of Independent Registered Public Accounting Firm.